FINANCIAL INSTRUMENTS (Details 25) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 690,602	$ 909,485
Percentage of trade receivables	100.00%	100.00%
Open account customers [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 345,061
Percentage of trade receivables	100.00%
Secured receivables [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 330,190
Percentage of trade receivables	95.69%
Unsecured receivables [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 14,871
Percentage of trade receivables	4.31%